OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Other Liabilities Current [Abstract]
Other Current Liabilities	Other current liabilities consist of the following:
	December 31
(in US$ thousands)	2015	2016
Income taxes payable (Note 23)	$1,252	$—
Other	271	346
	$1,523	$346